Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
Key management personnel compensation is comprised of:

	2025	2024
Short-term employee benefits (1)	$25	$17
Post-employment benefits (2)	2	2
Share-based payments (3)	1	1
	$28	$20
(1)Includes annual salary and short-term incentives, RSUs, and PSUs paid by the Company.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes DSUs and annual stock option expense.